Exploration and evaluation of oil and gas reserves	6 Months Ended
Jun. 30, 2021
Exploration And Evaluation Of Oil And Gas Reserves
Exploration and evaluation of oil and gas reserves

20.	Exploration and evaluation of oil and gas reserves

The exploration and evaluation activities include the search for oil and gas reserves from the date of obtaining the legal rights to explore a specific area to the declaration of the technical and commercial viability of the reserves.

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	Jan-Jun/2021	Jan-Dec/2020
Property plant and equipment
Opening Balance	3,024	4,262
Additions	222	428
Write-offs	(178)	(197)
Transfers	(145)	(494)
Cumulative translation adjustment	104	(975)
Closing Balance	3,027	3,024
Intangible Assets	15,057	14,526
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	18,084	17,550
(*)	Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Exploration costs recognized in the statement of income
Geological and geophysical expenses	154	119	87	47
Exploration expenditures written off (includes dry wells and signature bonuses)	187	38	56	12
Contractual penalties	43	10	28	4
Other exploration expenses	21	2	20	2
Total expenses	405	169	191	65
Cash used in :
Operating activities	174	120	106	48
Investment activities	245	276	130	127
Total cash used	419	396	236	175